FINANCIAL INSTRUMENTS - Narrative (Details) $ in Millions		12 Months Ended
	Sep. 29, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 CAD ($)	Feb. 17, 2021 USD ($)	Feb. 16, 2021 USD ($)	Jul. 22, 2020 CAD ($)
Debt Instrument [Line Items]
Repayment		$ 0		$ 9,383,000
Proceeds from long-term debt (note 27(b))		9,908,000		9,383,000
Current portion of long-term debt (note 27(b))		494,000		0
Standby letters of credit facility		1,500,000
Letters of credit outstanding, amount		1,250,000		1,350,000
RPA, receivables collected, previously sold, timing differences		0		764,000
CIBC
Debt Instrument [Line Items]
RPA maximum amount that can be sold or outstanding		$ 75,000,000
RPA, amount that can be sold, face value, percent		100.00%			100.00%
RPA, Amount that can be sold, discount, percent		10.00%			10.00%
RPA, Sold and de-recognized		$ 88,924,000		163,354,000
RPA, Receivables outstanding		11,960,000		19,388,000
RPA, receivables collected, previously sold, timing differences		0		764,000
CIBC | Other Expense
Debt Instrument [Line Items]
RPA, Discount fees		107,000		414,000
Secured Debt
Debt Instrument [Line Items]
Interest expense		161,000
Debt instrument, face value								$ 12.5
Repayment		9,400,000	$ 12.5
Proceeds from long-term debt (note 27(b))		9,400,000	$ 12.5
Medium-term Notes
Debt Instrument [Line Items]
Interest expense		123,000
Debt instrument, face value	$ 12.5
Long-term debt		9,888,000			$ 12.5
Current portion of long-term debt (note 27(b))		500,000
Term of debt	10 years
Medium-term Notes | Prime Rate
Debt Instrument [Line Items]
Variable interest rate	2.50%
Revolving Credit Facility | Line of Credit
Debt Instrument [Line Items]
Maximum borrowing capacity						$ 30,000,000	$ 50,000,000
Remaining borrowing capacity		10,000,000
Outstanding borrowings		0		0
Interest expense		$ 0		$ 578,000